August 24, 2026

BNY MELLON ETF TRUST II

BNY Mellon Small Cap ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional

Information

Shares of the fund are not currently being offered.

4882STK0826

August 24, 2026

BNY MELLON ETF TRUST II

BNY Mellon Active International Equity ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional

Information

Shares of the fund are not currently being offered.

4881STK0826